FINANCIAL INSTRUMENTS - Fair value measurement recognized in the consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other financial liabilities related to business combinations
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 9,252	$ 9,767
Other financial liabilities related to business combinations | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Other financial liabilities related to business combinations | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Other financial liabilities related to business combinations | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	9,252	9,767
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		12
Foreign exchange forward contracts | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		0
Foreign exchange forward contracts | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		12
Foreign exchange forward contracts | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		0
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	19,384	4,050
Mutual funds | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Mutual funds | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	19,384	4,050
Mutual funds | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
LETEs
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	396	1,015
LETEs | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
LETEs | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	396	1,015
LETEs | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
T-Bills
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		3,493
T-Bills | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
T-Bills | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		3,493
T-Bills | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
LECAPs
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		77
LECAPs | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
LECAPs | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		77
LECAPs | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,291	44
Foreign exchange forward contracts | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Foreign exchange forward contracts | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,291	44
Foreign exchange forward contracts | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,536	106
Convertible notes | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Convertible notes | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	111	106
Convertible notes | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 3,425	$ 0